SUMMARY OF VARs ISSUED AND OUTSTANDING (Details) - Value Appreciation Rights Awards Plan [Member] - Visiox Pharmaceuticals, Inc. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Units Outstanding, Beginning	710,824
Weighted Average Exercise Price Outstanding, Beginning	$ 2.16
Total Intrinsic Value, Beginning
Weighted Average Remaining Contractual Life (Years) Outstanding, Beginning		9 years 4 months 24 days
Number of Units Granted	57,003	710,824
Weighted Average Exercise Price, Granted	$ 2.16	$ 2.16
Total Intrinsic Value, Granted
Weighted Average Remaining Contractual Life (Years), Granted	0 years	10 years
Number of Units Exercised
Weighted Average Exercise Price, Exercised
Total Intrinsic Value, Exercised
Number of Units Forfeited
Weighted Average Exercise Price, Forfeited
Total Intrinsic Value, Forfeited
Number of Units Outstanding, Ending	767,827	710,824
Weighted Average Exercise Price Outstanding, Ending	$ 2.16	$ 2.16
Total Intrinsic Value Outstanding, Ending
Weighted Average Remaining Contractual Life (Years) Outstanding, Ending	8 years 8 months 23 days	9 years 4 months 24 days
Number of Units, Value appreciation right awards vested and exercisable	201,994
Weighted Average Exercise Price, Value appreciation right awards vested and exercisable	$ 2.16
Total Intrinsic value appreciation right awards vested and exercisable
Weighted Average Remaining Contractual Life (Years) Outstanding, value appreciation right awards vested and exercisable	6 years 9 months